Financial Risk Management - Summary Of Financial Instruments Yet To Be Transitioned To An Alternative Benchmark Rate (Detail) ¥ in Billions	Mar. 31, 2022 JPY (¥)
USD LIBOR
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Carrying amount of non-derivative financial assets	¥ 13,330
Carrying amount of non-derivative financial liabilities	1,344
Derivative notional amounts	221,161
Others
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Carrying amount of non-derivative financial assets	370
Derivative notional amounts	¥ 1,756